Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Gains (losses) on sale of property and equipment (Note 9)	₱ 3,369	₱ (88)	₱ 12
Reversal of provisions	2,679	999	1,250
Foreign exchange gains (losses) – net (Note 28)	1,488	424	(771)
Interest income	1,210	1,745	1,943
Gains (losses) on derivative financial instruments – net (Note 28)	(378)	(284)	1,086
Equity share in net earnings (losses) of associates and joint ventures	(2,328)	(1,535)	(87)
Financing costs – net	(10,086)	(8,553)	(7,067)
Gain on deconsolidation of VIH			12,054
Others – net (Notes 11, 12 and 14)	885	227	622
Total other expenses – net	₱ (3,161)	₱ (7,065)	₱ 9,042